RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loss on purchase of property and equipment			$ 139
Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Aggregate carrying value of property plant and equipment			0
Purchase of property and equipment			139
Loss on purchase of property and equipment			139
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment	$ 41	$ 282	457
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member]
Related Party Transaction [Line Items]
Aggregated revenue	91,053	84,190	77,153
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	81,267	74,326	61,784
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 9,786	$ 9,864	$ 15,369
Subsidiary of MECOM Power and Construction Limited [Member] | Director [Member]
Related Party Transaction [Line Items]
Share percentage holding by Chief Executive Officer	20.00%